RESEARCH AND DEVELOPMENT TAX CREDIT RECIEVABLES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Research And Development Tax Credits [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other Income	$ 2,126	$ 2,478